Related Party Transactions - Schedule of Short-Term Bank Loans Guaranteed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liu Liang Ping [Member]
Related Party Transaction [Line Items]
Nature	Advance to a related party
Due from related parties		$ 215,995
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 215,995